Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Schedule of Ownership Percentages of Each Investee	The ownership percentages of each investee are listed as follows:
	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2023	2022	treatments
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.67%	0.67%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
BioFirst Corporation	18.68%	15.51%	Equity Method
Rgene Corporation	26.65%	26.65%	Equity Method

Schedule of Extent the Investee Relies	The extent the investee relies on the company for its business are summarized as follows:
Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

Schedule of Long-Term Investment	Long-term investment mainly consists of the following:
	December 31, 2023	December 31, 2022
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,213	$7,169
Genepharm Biotech Corporation	22,021	21,887
BioHopeKing Corporation	818,018	813,014
Subtotal	847,252	842,070
Equity Method Investments, net
BioFirst Corporation(a)	1,680,488	-
Rgene Corporation(b)	-	-
Total	$2,527,740	$842,070

Schedule of Balance Sheet	Balance Sheet
	December 31, 2023	December 31, 2022
Current Assets	$1,451,877	$1,543,151
Non-current Assets	686,206	739,472
Current Liabilities	2,286,058	2,663,051
Non-current Liabilities	347,193	103,447
Stockholders’ Equity	(495,168)	(483,874)
	December 31, 2023	December 31, 2022
Current Assets	$50,538	$68,302
Non-current Assets	250,716	303,893
Current Liabilities	2,591,960	2,478,868
Non-current Liabilities	811	2,441
Shareholders’ Deficit	(2,291,517)	(2,481,309)

Schedule of Statement of Operation	Statement of operation
	Year Ended December 31,
	2023	2022
Net sales	$734	$30,162
Gross profit	289	8,239
Net loss	(1,194,797)	(1,274,539)
Share of losses from investments accounted for using the equity method	(221,888)	-

	Year Ended December 31,
	2023	2022
Net sales	$-	$-
Gross Profit	-	-
Net loss	(291,522)	(1,550,123)
Share of loss from investments accounted for using the equity method	-	-

Schedule of Loss on Investment in Equity Securities	The components of loss on investment in equity securities for each period were as follows:
	Year Ended December 31,
	2023	2022
Share of equity method investee losses	$(221,888)	$-